STOCK-BASED COMPENSATION PLAN (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
STOCK-BASED COMPENSATION PLAN
Vesting period	3 years
Compensation cost from continuing operations	$ 2	$ 2	$ 2
Stock options
STOCK-BASED COMPENSATION PLAN
Dividend yield (as a percent)	5.60%	2.30%	2.40%
Expected volatility (as a percent)	57.90%	57.60%	60.30%
Risk-free interest rate (as a percent)	1.40%	1.40%	1.70%
Expected life of stock options granted during the period	5 years 10 months 24 days	5 years 10 months 24 days	5 years 8 months 12 days
Performance share units
STOCK-BASED COMPENSATION PLAN
Vesting period	2 years
Risk-free interest rate (as a percent)	0.90%	0.70%
Expected weighted average volatility (as a percent)	39.30%	30.00%
Granted (in shares)			0
Maximum | Stock options
STOCK-BASED COMPENSATION PLAN
Contractual term	10 years
Maximum | Performance share units
STOCK-BASED COMPENSATION PLAN
Performance period	3 years
Minimum | Performance share units
STOCK-BASED COMPENSATION PLAN
Performance period	2 years